Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of property and equipment, Net [Abstract]
Total	$ 167,312	$ 131,845	$ 2,315
Accumulated depreciation	(26,771)	(14,447)
Property and equipment, Net	140,541	117,398	2,315
Network data center [Member]
Schedule of property and equipment, Net [Abstract]
Total		126,179
Personal computers [Member]
Schedule of property and equipment, Net [Abstract]
Total		5,210	2,315
Furniture and fixtures [Member]
Schedule of property and equipment, Net [Abstract]
Total	456	456
Office equipment [Member]
Schedule of property and equipment, Net [Abstract]
Total	$ 166,856	$ 131,389